Parent Company Information (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net (loss) income	$ (1,371,141)	$ 616,818	$ 848,117
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (income) of subsidiaries	1,251,141	(832,918)	(904,367)
Changes in other payables and other current liabilities	120,000	216,000	136,350
Net cash (used in)/provided by operating activities		(100)	80,100
Cash flows from financing activities:
Deferred offering costs			(80,000)
Net cash used in financing activities			(80,000)
Net (decrease)/increase in cash		(100)	100
Cash and restricted cash at the beginning of the year		100
Cash and restricted cash at the end of the year			$ 100